Consolidated Statements of Cash Flows R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Cash flows from continuing operating activities:
Net loss from continuing operations	$ (83,048)	R$ (321,795)	R$ (154,222)	R$ (134,244)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	3,359	13,014	25,443	1,167
Depreciation and amortization	14,974	58,022	31,487	30,776
Loss on disposal of property and equipment, and intangible assets	973	3,770	179	901
Impairment of property and equipment, and intangible assets	220	851
Impairment of recoverable taxes (note 3)	1,246	4,828
Share-based payment	2,045	7,923	(13,860)	930
Provision for labor, civil and tax risks	2,786	10,795	10,111	1,247
Interest expense, net	16,018	62,066	110,568	90,605
Monetary position (loss) gain, net	1,401	5,428
Provision for inventory losses	18,717	72,526	4,904	949
Provision for expected losses, Other non-current assets (note 19)	3,413	13,225
Other	52	205	179	(9)
(Increase) decrease in:
Restricted cash	4,233	16,401	2,549	(8)
Derivative financial instruments	0	0		148
Trade accounts receivable	(17,366)	(67,290)	75,095	67,767
Inventories	21,687	84,034	(108,386)	(79,904)
Recoverable taxes	8,836	34,236	(53,172)	(57,610)
Judicial deposits	(3,304)	(12,803)	(35,097)	(39,940)
Other assets	1,599	6,196	9,525	(20,901)
Increase (decrease) in:
Derivative financial instruments	0	0	(186)	(209)
Trade accounts payable	(386)	(1,497)	29,880	98,545
Reverse factoring	(26,750)	(103,652)	121,061	8,104
Taxes and contributions payable	139	537	5,112	9,334
Deferred revenue	(919)	(3,562)	(3,641)	(1,875)
Accrued expenses	6,378	24,719	(2,978)	30,118
Share-based payment	(158)	(611)	(2,366)	(715)
Other liabilities	(2,135)	(8,273)	(8,683)	(12,954)
Net cash provided by (used in) continuing operating activities	(25,990)	(100,707)	43,502	(7,778)
Cash flows from continuing investing activities:
Proceeds from sale of discontinued operation (note 3a)	62	241
Purchase of property and equipment	(5,725)	(22,185)	(7,728)	(25,069)
Loan to third parties (note 3a)	(2,271)	(8,801)
Purchase of intangible assets	(18,515)	(71,743)	(49,378)	(47,043)
Interest received on installment sales	373	1,445	2,071	6,987
Restricted cash	(900)	(3,485)	6,206	760
Net cash used in continuing investing activities	(26,976)	(104,528)	(48,829)	(64,365)
Cash flows from continuing financing activities:
Proceeds from debt	0	0	134,152	137,325
Payments of debt	(14,721)	(57,040)	(141,788)	(79,004)
Payments of interest	(16,230)	(62,889)	(108,429)	(105,234)
Share-based payment	0	0	(5,824)
Proceeds from issuance of common shares	0	0	423,166
Net cash provided by (used in) continuing financing activities	(30,951)	(119,929)	301,277	(46,913)
Net cash used in discontinued operations (note 03)	(2,096)	(8,121)	(18,162)	(13,620)
Effect of exchange rate changes on cash and cash equivalents	1,198	4,644	6,869	(5,083)
Change in cash and cash equivalents	(84,815)	(328,641)	284,657	(137,759)
Cash and cash equivalents, beginning of period	102,189	395,962	111,305	249,064
Cash and cash equivalents, end of period	17,374	67,321	395,962	111,305
Change in cash and cash equivalents	(84,815)	(328,641)	284,657	(137,759)
Non-cash investing and financing activities:
Acquisition of property and equipment and intagible assets	563	2,182	1,710	R$ 4,677
Deferred offering costs reclassified to equity	0	0	6,808
Convertible notes converted to common shares	0	0	94,151
Reclassification of share-based payment from Cash-settled arrangement to Equity-settled arrangement	$ 0	R$ 0	R$ 13,706